Trade and other payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables:
Trade payables	$ 5,164	$ 555
Other accrued liabilities	2,205	1,495
DSU liability (note 9 (b) (iii))	2,302	666
Total trade and other current payables	$ 9,671	$ 2,716